Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposit	$ 764,857	$ 723,376	[1]
Purchased notes, net	600	1,600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	435,499	412,561
Deposits structured liabilities	15,500	14,600
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	386,870
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	216,326
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	61,100	60,800
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	288,400	258,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 52,900	$ 53,600

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.